RETIREMENT PLANS AND OTHER BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
Information regarding the Company’s plans, including U.S. SERP, was as follows (in millions, except percent values):

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Benefits
	2019	2018	2019	2018	2019	2018
Accumulated benefit obligation at end of year	$43.1	$35.1	$151.1	$136.6
Change in benefit obligation:
Benefit obligation at beginning of year	$39.1	$128.0	$138.4	$154.6	$0.9	$1.1
Service cost	0.2	0.4	1.9	1.8	—	—
Interest cost	1.6	4.3	3.6	3.4	0.1	—
Transfer from held for sale	—	—	0.1	—	2.1	—
Settlements	—	(77.5)	(2.4)	(2.7)	—	—
Curtailments	—	—	(0.3)	—	—	—
Plan amendments	—	—	—	2.6	—	—
Actuarial loss (gain)	3.4	(8.2)	12.6	(6.5)	(0.1)	(0.2)
Benefits paid	(1.2)	(7.9)	(5.8)	(6.5)	(0.2)	—
Foreign exchange effect	—	—	4.9	(8.3)	—	—
Benefit obligation at end of year	43.1	39.1	153.0	138.4	2.8	0.9
Change in plan assets:
Fair value of plan assets at beginning of year	—	90.4	107.5	121.2	—	—
Actual return on plan assets	—	(4.7)	10.9	(4.1)	—	—
Settlements	—	(77.5)	(2.4)	(2.7)	—	—
Employer contribution	1.2	6.0	7.1	5.8	0.2	—
Employee contribution	—	—	0.5	0.5	—	—
Benefits paid	(1.2)	(7.9)	(5.8)	(6.5)	(0.2)	—
Transfer to held for sale	—	(6.3)	—	—	—	—
Foreign exchange effect	—	—	4.3	(6.7)	—	—
Fair value of plan assets at end of year	—	—	122.1	107.5	—	—
Funded status	$(43.1)	$(39.1)	$(30.9)	$(30.9)	$(2.8)	$(0.9)
Amounts recognized in the statement of financial position are included in:
Other current liabilities	$2.4	$1.3	$0.6	$0.5	$0.3	$0.1
Other non-current liabilities	40.7	37.8	30.3	30.4	2.5	0.8
Total liabilities	$43.1	$39.1	$30.9	$30.9	$2.8	$0.9
Amounts recognized in accumulated other comprehensive loss consist of:
Actuarial net loss	$3.1	$(0.9)	$48.3	$61.3	$0.4	$0.5
Prior service cost	—	—	2.6	2.7	—	—
Total amounts recognized in accumulated other comprehensive loss	$3.1	$(0.9)	$50.9	$64.0	$0.4	$0.5

Schedule of Assumptions Used

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Weighted-average assumptions as of December 31:
Discount rate(1)	3.31%	4.41%	3.78%	1.87%	2.67%	2.43%	3.10%	4.14%	3.58%
Expected return on plan assets	—%	—%	7.00%	4.40%	4.40%	4.43%	N/A	N/A	N/A
Rate of compensation increase(1)	—%	3.75%	3.75%	0.17%	0.19%	0.14%	N/A	N/A	N/A

(1) The weighted average assumptions as of December 31 are used to calculate the funded status at the end of the current year and the net periodic cost for the subsequent year.

Schedule of Net Periodic Benefit Cost Not yet Recognized

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Components of net periodic cost:
Service cost	$0.2	$0.4	$0.6	$1.9	$1.8	$1.8	$—	$—	$—
Interest cost	1.6	4.3	5.1	3.6	3.4	3.9	0.1	—	—
Expected return on plan assets	—	(5.6)	(6.0)	(4.7)	(5.0)	(5.0)	—	—	—
Recognition of prior service cost	—	0.1	0.1	0.1	—	—	—	—	—
Amortization of actuarial loss	(0.5)	2.6	3.3	1.5	1.4	1.4	—	—	(1.3)
Settlements	—	50.5	—	0.6	0.8	1.5	—	—	—
Other	(0.2)	—	—	(0.7)	(0.4)	(0.4)	—	—	—
Net periodic cost	$1.1	$52.3	$3.1	$2.3	$2.0	$3.2	$0.1	$—	$(1.3)

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Benefits
	2019	2018	2019	2018	2019	2018
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss):
Net (gain) loss	$3.4	$4.7	$6.4	$0.9	$(0.1)	$(0.3)
Amortization of actuarial gain (loss)	0.6	(3.4)	(2.5)	(3.2)	—	(0.1)
Amortization of prior service cost	—	(0.1)	(0.2)	2.5	—	—
Disposals	—	—	(17.9)	—	—	—
Settlements	—	(67.0)	(0.6)	(0.8)	—	—
Foreign exchange effect	—	—	1.6	(3.7)	—	—
Total recognized in other comprehensive income (loss)	$4.0	$(65.8)	$(13.2)	$(4.3)	$(0.1)	$(0.4)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Benefits
Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2020:
Actuarial net loss	$—	$1.7	$—
Prior service cost	—	0.1	—
Total amount expected to be recognized as components of net periodic cost for the year ending December 31, 2020	$—	$1.8	$—

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
For the Company’s plans, including the U.S. SERP, that have accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were (in millions):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2019	2018	2019	2018
Projected benefit obligation	$43.1	$39.1	$153.0	$138.4
Accumulated benefit obligation	$43.1	$35.1	$151.1	$136.6
Fair value of plan assets	$—	$—	$122.1	$107.5

Schedule of Fair Value of Plan Assets by Measurement Levels
Fair value of cash in the table below is based on price quotations in an active market and therefore categorized under Level 1 of the ASC 820 hierarchy. Fair value of investment funds is priced on the market value of underlying investments in the portfolio and therefore categorized as Level 2 of the ASC 820 hierarchy. Fair value of group annuity insurance contracts is based on techniques that require inputs that are both significant to the fair value measurement and unobservable and therefore categorized as Level 3 of the ASC 820 hierarchy. Specifically, group annuity insurance contracts are valued at original buy in price adjusted for changes in discount rates and other actuarial assumptions. See Note A – “Basis of Presentation,” for an explanation of the ASC 820 hierarchy.

The fair value of the Company’s plan assets at December 31, 2019 are as follows (in millions):

	Non-U.S. Pension Plans
	Total	Level 1	Level 2	Level 3
Cash, including money market funds	$2.3	$2.3	$—	$—
U.S. equities	16.1	—	16.1	—
Non-U.S. equities	14.1	—	14.1	—
Non-U.S. corporate bond funds	2.8	—	2.8	—
Non-U.S. governmental fixed income funds	25.2	—	25.2	—
Group annuity insurance contracts	35.5	—	—	35.5
Real estate	3.8	—	3.8	—
Other securities	22.3	—	22.3	—
Total investments measured at fair value	$122.1	$2.3	$84.3	$35.5

The fair value of the Company’s plan assets at December 31, 2018 are as follows (in millions):

	Non-U.S. Pension Plans
	Total	Level 1	Level 2	Level 3
Cash, including money market funds	$0.7	$0.7	$—	$—
U.S. equities	11.1	—	11.1	—
Non-U.S. equities	10.7	—	10.7	—
Non-U.S. corporate bond funds	2.5	—	2.5	—
Non-U.S. governmental fixed income funds	59.7	—	59.7	—
Real estate	3.7	—	3.7	—
Other securities	19.1	—	19.1	—
Total investments measured at fair value	$107.5	$0.7	$106.8	$—

Schedule of Expected Benefit Payments	The Company’s estimated future benefit payments under its plans are as follows (in millions):

Year Ending December 31,	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Benefits
2020	$2.4	$6.0	$0.4
2021	$2.4	$5.5	$0.3
2022	$2.3	$5.6	$0.3
2023	$2.5	$5.7	$0.3
2024	$2.5	$6.1	$0.2
2025-2029	$12.3	$31.6	$0.8

Schedule of changes in fair value measurements of Level 3 investments
Changes in fair value measurements of Level 3 investments during the year ended December 31, 2019 are as follows (in millions):

Non-U.S. Pension Benefits
Balance at beginning of year	$—
Transfers into Level 3	35.5
Balance at end of year	$35.5